Note 26	6 Months Ended
Jun. 30, 2023
Retained earnings, revaluation reserves and other reserves [Abstract]
Disclosure of Retained Earnings And Other Reserves [Text Block]	Retained earnings and other reserves
The breakdown of the balance under this heading in the condensed consolidated balance sheet is as follows:

Retained earnings and other reserves (Millions of Euros)
	June 2023	December 2022
Retained earnings	36,379	32,711
Other reserves	2,250	2,345
Total	38,629	35,056